Consolidated Statements Of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Sales (Notes 4,35,45 and 47)	₩ 59,335,889	₩ 59,763,087	₩ 58,581,727
Sales of goods	55,772,548	55,379,487	54,367,036
Sales of construction services (Note 20)	3,212,184	4,026,857	3,761,204
Sales of services	351,157	356,743	453,487
Cost of sales (Notes 13,25,43 and 47)	(52,098,855)	(45,549,553)	(45,457,729)
Cost of sales of goods	(48,454,036)	(41,237,372)	(41,348,917)
Cost of sales of construction services	(3,047,396)	(3,755,144)	(3,563,120)
Cost of sales of services	(597,423)	(557,037)	(545,692)
Gross profit	7,237,034	14,213,534	13,123,998
Selling and administrative expenses (Note 25,36,43 and 47)	(2,762,855)	(2,639,232)	(2,153,261)
Other income (Note 37)	869,118	840,184	808,214
Other expenses (Note 37)	(180,055)	(188,624)	(108,848)
Other gains, net (Note 38)	156,627	70,498	8,610,773
Operating profit (Note 4)	5,319,869	12,296,360	20,280,876
Finance income (Note 5,11 and 39)	1,530,618	791,543	1,182,988
Finance expenses (Note 5,11 and 40)	(3,127,952)	(2,437,087)	(3,015,457)
Profit (loss) related to associates, joint ventures and subsidiaries (Note 4 and 17)	(108,317)	(137,348)	207,379
Share in profit of associates and joint ventures	241,537	224,435	280,794
Gain on disposal of investments in associates and joint ventures	609	52	4,731
Gain on disposal of investments in subsidiaries (Note 16)	0	0	8,376
Share in loss of associates and joint ventures	(323,225)	(243,361)	(86,522)
Loss on disposal of investments in associates and joint ventures	0	(2,935)	0
Impairment loss on investments in associates and joint ventures (Note 17)	(27,238)	(115,539)	0
Profit before income tax	3,614,218	10,513,468	18,655,786
Income tax expense (Note 41)	(2,172,824)	(3,365,141)	(5,239,413)
Profit for the period	1,441,394	7,148,327	13,416,373
Other comprehensive income (loss) (Note 5,11,25,31 and 34)	(94,716)	(2,302)	34,006
Items that will not be reclassified subsequently to profit or loss: [Abstract]
Remeasurements of defined benefit liability, net of tax (Note 25 and 31)	170,337	(75,926)	(87,861)
Share in other comprehensive loss of associates and joint ventures, net of tax (Note 31)	10,067	(2,515)	(283)
Items that are or may be reclassified subsequently to profit or loss: [Abstract]
Net change in the unrealized fair value of available-for-sale financial assets, net of tax (Note 34)	(7,098)	61,279	9,648
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax (Note 5,11 and 34)	20,868	28,414	4,409
Foreign currency translation of foreign operations, net of tax (Note 34)	(134,196)	41,360	18,535
Share in other comprehensive income (loss) of associates and joint ventures, net of tax (Note 34)	(154,694)	(54,914)	89,558
Total comprehensive income for the period	1,346,678	7,146,025	13,450,379
Profit or loss attributable to: [Abstract]
Owners of the controlling company (Note 44)	1,298,720	7,048,581	13,289,127
Non-controlling interests	142,674	99,746	127,246
Profit for the period	1,441,394	7,148,327	13,416,373
Total comprehensive income attributable to: [Abstract]
Owners of the controlling company	1,230,194	7,041,557	13,308,132
Non-controlling interests	116,484	104,468	142,247
Other comprehensive income (loss)	₩ 1,346,678	₩ 7,146,025	₩ 13,450,379
Earnings per share (in won) (Note 44) [Abstract]
Basic and diluted earnings per share	₩ 2,023	₩ 10,980	₩ 20,701